Parent Only Financial Information - Schedule of Condensed Statement of Cash Flows (Details) - AGBA Group Holding Ltd. [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (13,810,391)	$ (7,883,739)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	9,932,762	2,088,725
Change in fair value of warrant liabilities	(4,548)	(8,952)
Change in fair value of forward share purchase liability	82,182	5,392,293
Loss on settlement of forward share purchase agreement	378,895
Change in operating assets and liabilities:
Deposits, prepayments, and other receivables	(17,035)	(1,715)
Other payables and accrued liabilities	1,161,288	(839,181)
Net cash used in operating activities	(2,276,847)	(1,252,569)
Cash flows from financing activities:
(Repayment to) advances from related companies	(933,655)	1,338,524
Settlement of forward share purchase agreement	(13,952,683)
Proceeds from private placement	1,850,310
Cash proceeds from reverse recapitalization, net of redemption		15,356,580
Net cash (used in) provided by financing activities	(13,036,028)	16,695,104
Net change in cash, cash equivalent and restricted cash	(15,312,875)	15,442,535
Beginning of period	15,442,535
End of period	129,660	15,442,535
Cash and cash equivalents	129,660	85,955
Restricted cash		15,356,580
Total cash, cash equivalents and restricted cash	$ 129,660	$ 15,442,535